Income Taxes - Summary of Analysis of Net Deferred Income Tax Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	₱ (2,583)	₱ (2,981)	₱ (3,366)
Costs [Member] | After 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	(2,376)	(2,743)
Costs [Member] | Within 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	₱ (207)	₱ (238)